Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally, a robust incident response program and regular cybersecurity awareness training for employees. Besides, we engage third-party service providers to assess our internal cybersecurity programs and compliance with applicable practices and standards. Our IT department work closely with third-party service providers to ensure their compliance with our cybersecurity standards and to assess risks arising from our engagements with them. Our information security department regularly monitors the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	The nominating and corporate governance committee of our board of directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. The nominating and corporate governance committee shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company. In addition, on the management level, we have established a cybersecurity committee, which is consisted of four top executives and chaired by our cybersecurity officer, who has experience in dealing with confidentiality-related cybersecurity issues. Our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our cybersecurity committee reports to our nominating and corporate governance committee on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F. If a cybersecurity incident occurs, our cybersecurity committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity committee will promptly report the investigation and assessment results to our nominating and corporate governance committee and our disclosure committee. If such disclosure is determined to be necessary, our cybersecurity committee shall promptly prepare disclosure material for review and approval by our nominating and corporate governance committee or board of directors, as appropriate, before it is disseminated to the public.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our cybersecurity committee reports to our nominating and corporate governance committee on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.